Long-Term Debt, Net - Firment Trading Limited and Silaner Investments Limited (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 10, 2017	Feb. 08, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			$ 4,399	$ 3,100	$ 45,506
Long-term borrowings			41,538	65,572
Credit Facility, Remaining borrowing capacity			3,000	2,565
Proceeds from borrowings			$ 280	5,950	39,505
Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity					20,000	$ 8,000	$ 4,000
Line Of Credit Facility Drawndown Amounts Multiples					$ 100
Repayments of borrowings	$ 1,639
Long-term borrowings		$ 18,524		$ 17,435
Borrowings, maturity			April 12, 2017
Credit Facility, Decrease, Forgiveness		$ 16,885
Shares issued during period		16,885,000
Number of shares called by warrants		6,230,580
Warrants exercise price		$ 1.60
Interest rate				5.00%
Credit Facility, Remaining borrowing capacity				$ 2,565
Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity				3,000
Line Of Credit Facility Drawndown Amounts Multiples				100
Repayments of borrowings	$ 74		$ 280
Long-term borrowings			$ 0	$ 3,115
Borrowings, maturity			January 12, 2018
Credit Facility, Decrease, Forgiveness		$ 3,115
Shares issued during period		3,115,000
Number of shares called by warrants		1,149,437
Warrants exercise price		$ 1.60
Interest rate				5.00%
Proceeds from borrowings			$ 280
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate			3.80%	3.52%